Unaudited Summarized Consolidated Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Unaudited Summarized Consolidated Quarterly Financial Data [Abstract]
UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA
17. UNAUDITED SUMMARIZED CONSOLIDATED QUARTERLY FINANCIAL DATA
Selected consolidated quarterly financial data for the years ended December 31, 2010 and 2009 is summarized in the table below (dollars in thousands, except per share amounts):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2010

Rental income (a)	$144,324	$146,647	$153,120	$161,204
Loss from continuing operations	(27,356)	(28,501)	(28,913)	(29,945)
Income from discontinued operations	2,330	861	4,308	628
Net loss attributable to common stockholders	(26,435)	(28,968)	(26,134)	(30,825)

Loss per share (b)
Basic and diluted	$(0.17)	$(0.18)	$(0.16)	$(0.17)

2009

Rental income (a)	$143,889	$145,144	$143,394	$142,915
Loss from continuing operations	(13,251)	(14,770)	(39,915)	(25,481)
(Loss)/income from discontinued operations	(172)	2,110	160	(304)
Net loss attributable to common stockholders	(15,429)	(14,858)	(40,776)	(24,795)

Loss per share (b)
Basic and diluted	$(0.11)	$(0.10)	$(0.27)	$(0.16)

(a)	Represents rental income from continuing operations, excluding amounts classified as discontinued operations.

(b)	Quarterly earnings per common share amounts may not total to the annual amounts due to rounding.